Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015 item
Segment Information
Number of operating segments									5
Segment information
Total Revenues	$ 777,978	$ 782,697	$ 786,892	$ 770,126	$ 768,207	$ 755,314	$ 754,396	$ 746,706	$ 3,117,693	$ 3,024,623	$ 3,003,955
Depreciation and Amortization									353,143	322,037	316,344
Depreciation									304,557	282,856	280,598
Amortization									48,586	39,181	35,746
Adjusted OIBDA									925,797	894,581	910,917
Total Assets	6,570,342				6,653,005				6,570,342	6,653,005	6,358,339
Expenditures for Segment Assets									524,464	634,586	394,689
Capital Expenditures									361,924	287,295	240,683
Cash Paid for Acquisitions, Net of Cash Acquired									128,093	317,100	125,134
Additions to Customer Relationship and Acquisition Costs									34,447	30,191	28,872
North American Records and Information Management Business
Segment information
Total Revenues									1,795,361	1,769,233	1,780,299
Depreciation and Amortization									177,097	165,097	163,375
Depreciation									158,122	150,557	151,471
Amortization									18,975	14,540	11,904
Adjusted OIBDA									698,719	652,575	670,355
Total Assets	3,657,366				3,687,865				3,657,366	3,687,865	3,543,166
Expenditures for Segment Assets									198,651	319,419	138,837
Capital Expenditures									145,199	96,545	98,169
Cash Paid for Acquisitions, Net of Cash Acquired									26,450	205,251	21,770
Additions to Customer Relationship and Acquisition Costs									27,002	17,623	18,898
North American Data Management
Segment information
Total Revenues									390,207	396,519	404,253
Depreciation and Amortization									21,770	19,956	17,841
Depreciation									21,458	19,652	17,034
Amortization									312	304	807
Adjusted OIBDA									226,396	237,380	245,208
Total Assets	653,275				690,507				653,275	690,507	644,952
Expenditures for Segment Assets									24,387	20,678	26,243
Capital Expenditures									18,076	12,929	13,106
Cash Paid for Acquisitions, Net of Cash Acquired									5,863	6,791	6,356
Additions to Customer Relationship and Acquisition Costs									448	958	6,781
Western European Business
Segment information
Total Revenues									460,535	448,542	454,347
Depreciation and Amortization									55,028	55,238	58,603
Depreciation									46,341	45,799	48,933
Amortization									8,687	9,439	9,670
Adjusted OIBDA									134,775	123,939	102,324
Total Assets	988,084				1,093,105				988,084	1,093,105	1,079,972
Expenditures for Segment Assets									48,564	42,191	54,904
Capital Expenditures									39,915	32,478	34,341
Cash Paid for Acquisitions, Net of Cash Acquired									4,864	3,028	19,405
Additions to Customer Relationship and Acquisition Costs									3,785	6,685	1,158
Other International Business
Segment information
Total Revenues									458,010	397,057	352,345
Depreciation and Amortization									64,657	50,247	44,790
Depreciation									44,063	35,480	31,560
Amortization									20,594	14,767	13,230
Adjusted OIBDA									80,116	82,064	71,296
Total Assets	1,001,558				922,307				1,001,558	922,307	774,078
Expenditures for Segment Assets									185,203	176,712	136,456
Capital Expenditures									92,553	69,757	56,818
Cash Paid for Acquisitions, Net of Cash Acquired									90,916	102,030	77,603
Additions to Customer Relationship and Acquisition Costs									1,734	4,925	2,035
International Business
Segment information
Number of unique reportable segments the former reporting segment has been separated into												2
Corporate and Other Business
Segment information
Total Revenues									13,580	13,272	12,711
Depreciation and Amortization									34,591	31,499	31,735
Depreciation									34,573	31,368	31,600
Amortization									18	131	135
Adjusted OIBDA									(214,209)	(201,377)	(178,266)
Total Assets	270,059				259,221				270,059	259,221	316,171
Expenditures for Segment Assets									67,659	75,586	38,249
Capital Expenditures									66,181	75,586	38,249
Additions to Customer Relationship and Acquisition Costs									$ 1,478